UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Growth Trends Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 85.41%                                                                                                $157,247,992
(Cost $133,425,053)

Application Software 2.22%                                                                                             4,087,122
Citrix Systems, Inc. (I)(L)                                                                               93,050       1,995,922
Hyperion Solutions Corp. (I)(L)                                                                           31,200       1,498,848
Macromedia, Inc. (I)                                                                                      17,300         592,352

Asset Management & Custody Banks 4.48%                                                                                 8,252,040
Bank of New York Co., Inc. (The)                                                                         100,000       2,971,000
Franklin Resources, Inc.                                                                                   8,000         542,880
Northern Trust Corp.                                                                                      10,000         436,400
State Street Corp.                                                                                        96,000       4,301,760

Biotechnology 10.18%                                                                                                  18,734,580
Abgenix, Inc. (I)                                                                                        150,000       1,317,000
Amgen, Inc. (I)                                                                                           37,500       2,334,000
Biogen Idec, Inc. (I)                                                                                     18,000       1,169,280
Celgene Corp. (I)                                                                                         90,000       2,460,600
Charles River Laboratories International, Inc. (I)                                                        55,000       2,605,900
Genentech, Inc. (I)                                                                                       27,500       1,312,025
Gilead Sciences, Inc. (I)                                                                                100,000       3,310,000
Lexicon Genetics, Inc. (I)                                                                                94,500         633,150
Millennium Pharmaceuticals, Inc. (I)                                                                      38,450         354,125
Neurocrine Biosciences, Inc. (I)                                                                          50,000       2,287,500
Telik, Inc. (I)                                                                                           50,000         951,000

Communications Equipment 5.90%                                                                                        10,868,199
Cisco Systems, Inc. (I)(L)                                                                               215,450       3,886,718
Motorola, Inc. (L)                                                                                       144,159       2,269,063
QUALCOMM, Inc. (L)                                                                                        82,550       3,074,162
VeriSign, Inc. (I)(L)                                                                                     63,400       1,638,256

Computer Hardware 6.25%                                                                                               11,502,858
Apple Computer, Inc. (I)                                                                                  14,000       1,076,600
Dell, Inc. (I)                                                                                            39,500       1,649,520
Hewlett-Packard Co.                                                                                       52,715       1,032,687
International Business Machines Corp.                                                                     82,895       7,744,051

Computer Storage & Peripherals 2.04%                                                                                   3,748,054
EMC Corp. (I)                                                                                            182,986       2,397,117
Lexmark International, Inc. (I)                                                                           16,208       1,350,937

Consumer Finance 2.41%                                                                                                 4,440,105
American Express Co.                                                                                      76,500       4,081,275
MBNA Corp.                                                                                                13,500         358,830

Data Processing & Outsourced Services 0.73%                                                                            1,338,309
First Data Corp.                                                                                          32,850       1,338,309

Diversified Banks 6.29%                                                                                               11,577,244
Bank of America Corp.                                                                                     72,212       3,348,470
Fifth Third Bancorp. (L)                                                                                  27,000       1,254,690
Wachovia Corp.                                                                                            60,875       3,338,994
Wells Fargo & Co.                                                                                         59,300       3,635,090

Health Care Equipment 6.97%                                                                                           12,838,950
Boston Scientific Corp. (I)                                                                               60,000       1,983,600
Guidant Corp.                                                                                             20,000       1,449,800
Integra LifeSciences Holdings (I)                                                                         30,000       1,130,400
Kinetic Concepts, Inc. (I)                                                                                30,000       1,950,000
Medtronic, Inc.                                                                                           45,000       2,362,050
Stryker Corp.                                                                                             17,500         859,950
Varian Medical Systems, Inc. (I)                                                                          30,000       1,131,900
Zimmer Holdings, Inc. (I)                                                                                 25,000       1,971,250

Health Care Facilities 1.43%                                                                                           2,633,400
Manor Care, Inc. (I)                                                                                      35,000       1,209,250
Triad Hospitals, Inc. (I)                                                                                 35,000       1,424,150

Health Care Services 1.84%                                                                                             3,382,700
Caremark Rx, Inc. (I)                                                                                     17,000         664,700
WebMD Corp. (I)                                                                                          360,000       2,718,000

Health Care Supplies 0.81%                                                                                             1,488,960
Alcon, Inc. (Switzerland)                                                                                 18,800       1,488,960

Insurance Brokers 0.44%                                                                                                  812,280
Willis Group Holdings Ltd. (Bermuda)                                                                      21,000         812,280

Internet Retail 0.60%                                                                                                  1,108,400
eBay, Inc. (I)(L)                                                                                         13,600       1,108,400

Internet Software & Services 0.80%                                                                                     1,480,011
Digital Insight Corp. (I)(L)                                                                              89,050       1,480,011

Investment Banking & Brokerage 3.76%                                                                                   6,913,863
Goldman Sachs Group, Inc. (The)                                                                           34,000       3,666,900
Legg Mason, Inc.                                                                                          16,500       1,274,295
Lehman Brothers Holdings, Inc.                                                                            10,000         911,900
Morgan Stanley                                                                                            18,800       1,052,048
optionsXpress Holdings, Inc. (I)                                                                             430           8,720

Life & Health Insurance 0.72%                                                                                          1,318,182
AFLAC, Inc.                                                                                                2,800         110,628
Conseco, Inc. (I)                                                                                         29,480         561,594
Scottish Re Group Ltd. (Cayman Islands)                                                                   28,000         645,960

Managed Health Care 1.61%                                                                                              2,960,400
Aetna, Inc.                                                                                                8,000       1,016,400
WellPoint, Inc. (I)                                                                                       16,000       1,944,000

Multi-Line Insurance 3.65%                                                                                             6,713,641
American International Group, Inc.                                                                        57,900       3,838,191
Assurant, Inc.                                                                                             3,250         105,722
Hartford Financial Services Group, Inc. (The)                                                              8,200         551,778
PartnerRe Ltd. (Bermuda)                                                                                  35,000       2,217,950

Other Diversified Financial Services 3.14%                                                                             5,780,463
Citigroup, Inc.                                                                                           85,650       4,201,132
JPMorgan Chase & Co.                                                                                      39,000       1,455,870
National Financial Partners Corp.                                                                          3,160         123,461

Pharmaceuticals 6.24%                                                                                                 11,483,146
Abbot Laboratories                                                                                        50,000       2,251,000
Cubist Pharmaceuticals, Inc. (I)                                                                         125,000       1,427,500
Cyress Bioscience, Inc. (I)                                                                               37,085         506,396
Johnson & Johnson                                                                                         14,000         905,800
Pfizer, Inc.                                                                                              25,000         604,000
Rigel Pharmaceuticals, Inc. (I)                                                                           80,000       1,535,200
Roche Holding AG (Switzerland)                                                                            12,000       1,278,250
Shire Pharmaceuticals Group Plc, American Depositary Receipt
(ADR)
(United Kingdom)                                                                                          85,000       2,975,000

Property and Casualty Insurance 0.24%                                                                                    449,748
Ambac Financial Group, Inc.                                                                                5,850         449,748

Regional Banks 0.33%                                                                                                     614,160
M&T Bank Corp.                                                                                             6,000         614,160

Reinsurance 0.31%                                                                                                        577,415
RenaissanceRe Holdings Ltd. (Bermuda)                                                                     11,500         577,415

Semiconductor Equipment 1.58%                                                                                          2,912,543
Applied Materials, Inc. (I)(L)                                                                           105,950       1,684,605
KLA-Tencor Corp. (I)(L)                                                                                   26,550       1,227,938

Semiconductors 3.40%                                                                                                   6,254,283
Freescale Semiconductor, Inc. (I)(L)                                                                      15,917         278,070
Intel Corp.                                                                                              117,800       2,644,610
Power Integrations, Inc. (I)                                                                              10,600         193,980
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (I)                                                 120,000       1,050,000
Texas Instruments, Inc.                                                                                   89,945       2,087,623

Specialized Finance 0.16%                                                                                                302,775
CIT Group, Inc.                                                                                            7,500         302,775

Systems Software 6.67%                                                                                                12,286,681
Macrovision Corp. (I)(L)                                                                                  77,850       1,816,241
Microsoft Corp.                                                                                          338,000       8,882,640
Symantec Corp. (I)                                                                                        68,000       1,587,800

Thrifts & Mortgage Finance 0.21%                                                                                         387,480
Fannie Mae                                                                                                 6,000         387,480

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 14.59%                                                                                        $26,870,593
(Cost $26,870,593)

Joint Repurchase Agreement 3.04%                                                                                       5,592,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 1-31-05, due 2-1-05 (secured
by U.S. Treasury Inflation Indexed Notes 1.625% due 1-15-15
and 1.875% due 7-15-13)                                                                    2.450           5,592       5,592,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 11.55%                                                                                               21,278,593
AIM Cash Investment Trust (T)                                                                         21,278,593      21,278,593

Total investments 100.00%                                                                                           $184,118,585


John Hancock
Growth Trends Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $160,295,646. Gross unrealized appreciation and depreciation of investments aggregated $28,004,987 and $4,182,048, respectively, resulting in net unrealized appreciation of $23,822,939.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460Q1  1/05
       3/05

JOHN HANCOCK
Small Cap Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 93.10%                                                                                                 $46,019,687
(Cost $40,850,233)

Apparel Retail 2.29%                                                                                                   1,134,680
Cache, Inc. (I)                                                                                           76,000       1,134,680

Apparel, Accessories & Luxury Goods 4.10%                                                                              2,025,678
Quiksilver, Inc. (I)                                                                                      26,000         776,620
Warnaco Group, Inc. (The) (I)                                                                             57,800       1,249,058

Application Software 4.68%                                                                                             2,313,936
Borland Software Corp. (I)                                                                                61,800         530,244
Hyperion Solutions Corp. (I)                                                                              17,900         859,916
MSC Software Corp. (I)                                                                                    89,600         923,776

Auto Parts & Equipment 0.88%                                                                                             433,307
LKQ Corp. (I)                                                                                             25,900         433,307

Communications Equipment 2.69%                                                                                         1,328,964
Avocent Corp. (I)                                                                                         36,400       1,328,964

Consumer Finance 1.75%                                                                                                   867,200
Dollar Financial Corp. (I)                                                                                54,200         867,200

Diversified Commercial Services 1.98%                                                                                    979,324
Source Interlink Cos., Inc. (I)                                                                           82,400         979,324

Diversified Metals & Mining 1.98%                                                                                        979,540
Arch Coal, Inc.                                                                                           26,800         979,540

Electronic Equipment Manufacturers 4.97%                                                                               2,456,259
Daktronics, Inc. (I)                                                                                      38,400         956,928
Excel Technology, Inc. (I)                                                                                32,000         742,400
X-Rite, Inc.                                                                                              49,700         756,931

Electronic Manufacturing Services 2.01%                                                                                  995,680
Trimble Navigation Ltd. (I)                                                                               28,000         995,680

Health Care Equipment 9.69%                                                                                            4,792,358
Candela Corp. (I)                                                                                        107,400       1,324,242
Cantel Medical Corp. (I)                                                                                  61,400       1,509,212
Closure Medical Corp. (I)                                                                                 24,600         488,064
Hologic, Inc. (I)                                                                                         41,200       1,470,840

Health Care Facilities 1.70%                                                                                             839,160
LifePoint Hospitals, Inc. (I)                                                                             22,200         839,160

Health Care Services 2.58%                                                                                             1,274,325
SFBC International, Inc. (I)                                                                              32,500       1,274,325

Health Care Supplies 2.14%                                                                                             1,060,489
Inverness Medical Innovations, Inc. (I)                                                                   41,900       1,060,489

Home Entertainment Software 1.51%                                                                                        747,300
Take-Two Interactive Software, Inc. (I)                                                                   21,200         747,300

Hotels, Resorts & Cruise Lines 3.30%                                                                                   1,632,800
Gaylord Entertainment Co. (I)                                                                             41,600       1,632,800

Industrial Machinery 1.58%                                                                                               778,921
CLACOR, Inc.                                                                                              14,300         778,921

Insurance Brokers 0.69%                                                                                                  341,260
U.S.I. Holdings Corp. (I)                                                                                 30,200         341,260

Internet Software & Services 3.26%                                                                                     1,611,376
Lionbridge Technologies, Inc. (I)                                                                        116,200         729,736
Secure Computing Corp. (I)                                                                                93,000         881,640

Life & Health Insurance 2.09%                                                                                          1,031,229
Scottish Re Group Ltd. (Cayman Islands) (I)                                                               44,700       1,031,229

Office Services & Supplies 0.54%                                                                                         265,005
General Binding Corp. (I)                                                                                 19,500         265,005

Oil & Gas Equipment & Services 1.65%                                                                                     815,360
Grant Prideco, Inc. (I)                                                                                   41,600         815,360

Oil & Gas Exploration & Production 2.91%                                                                               1,436,778
Forest Oil Corp. (I)                                                                                      22,500         758,025
Spinnaker Exploration Co. (I)                                                                             20,700         678,753

Package Foods 0.97%                                                                                                      480,868
Hain Celestial Group, Inc. (The) (I)                                                                      23,900         480,868

Personal Products 4.26%                                                                                                2,106,375
Inter Parfums, Inc.                                                                                       65,900         988,500
Playtex Products, Inc. (I)                                                                               137,500       1,117,875

Property & Casualty Insurance 3.71%                                                                                    1,832,908
National Interstate Corp. (I)                                                                             19,100         297,005
Philadelphia Consolidated Holding Corp. (I)                                                               22,900       1,535,903

Publishing 1.67%                                                                                                         825,550
Courier Corp.                                                                                             15,800         825,550

Railroads 3.61%                                                                                                        1,785,850
Genesee & Wyoming, Inc. (Class A) (I)                                                                     32,600         823,476
RailAmerica, Inc. (I)                                                                                     74,200         962,374

Regional Banks 9.33%                                                                                                   4,609,388
Boston Private Financial Holdings, Inc.                                                                   35,000         974,400
Eurobancshares, Inc. (Puerto Rico) (I)                                                                    47,500         884,925
Fidelity Southern Corp.                                                                                   17,900         325,780
First Community Bancorp.                                                                                  14,900         634,144
Placer Sierra Bancshares                                                                                  35,500         915,155
W Holding Co., Inc. (Puerto Rico)                                                                         67,100         874,984

Specialty Chemicals 4.12%                                                                                              2,038,062
Arch Chemicals, Inc.                                                                                      35,300         972,162
Cytec Industries, Inc.                                                                                    20,900       1,065,900

Specialty Stores 1.19%                                                                                                   586,520
Sharper Image Corp. (I)                                                                                   34,100         586,520

Trucking 0.82%                                                                                                           404,528
Overnite Corp.                                                                                            13,100         404,528

Water Utilities 2.45%                                                                                                  1,208,709
Aqua America, Inc.                                                                                        50,300       1,208,709

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 6.90%                                                                                          $3,409,000
(Cost $3,409,000)

Joint Repurchase Agreement 6.90%                                                                                       3,409,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 01-31-05 due 02-01-05
(secured by U.S. Treasury Inflation Indexed Notes 1.625% due
01-15-15 and 1.875% due 07-15-13)                                                          2.450           3,409       3,409,000

Total investments 100.00%                                                                                            $49,428,687


John Hancock
Small Cap Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(I) Non-income-producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $44,259,233. Gross unrealized appreciation and depreciation of investments aggregated $5,726,562 and $557,108, respectively, resulting in net unrealized appreciation of $5,169,454.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William J. Cosgrove
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

820Q1  1/05
       3/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    March 29, 2005